United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/14

Date of Reporting Period: 02/28/14

Item 1. Reports to Stockholders

Annual Shareholder Report
February 28, 2014
Share Class	Ticker
A	FGOAX
B	FGOBX
C	FGOCX
F	FGOIX

Federated Government Income Securities, Inc.
Fund Established 1986

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from March 1, 2013 through February 28, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Government Income Securities, Inc. (the “Fund”), based on net asset value, for the 12-month reporting period ended February 28, 2014, was -0.70% for the Class A Shares, -1.47% for the Class B Shares, -1.46% for the Class C Shares and -0.70% for the Class F Shares. The -0.70% total return of the Class F Shares consisted of 2.34% in taxable dividends and 3.04% of price depreciation in the net asset value of the shares. The Fund's custom benchmark (“Blended Index”),1 which consists of a 60%/40% blend of the Barclays Mortgage-Backed Securities Index and Barclays Government Index, respectively, returned 0.06% for the same period. The total return of the Lipper General U.S. Government Funds Average (LGUSGFA),2 a peer group average for the Fund, was -1.54% for the same period. The Fund's and the LGUSGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the Fund's investment strategy focused on: (a) duration;3 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the Blended Index.
The following discussion will focus on the performance of the Fund's Class F Shares.
MARKET OVERVIEW
Central bank policy remained extraordinarily accommodative during the reporting period with policy anchored by low rates and quantitative easing (QE). Asset prices rose across multiple markets with the support of the economic recovery and accommodative monetary policy. In particular, domestic equity markets and home prices registered strong gains resulting in greater consumer wealth, confidence and spending. As the U.S. economy gathered momentum, as evidenced by increased job creation and a decline in the unemployment rate, U.S. Treasury yields increased.
Across the globe, monetary policy incorporated historically low interest rates and non-traditional QE programs. The Federal Reserve's (the “Fed”) QE program purchased approximately $85 billion per month in agency mortgage-backed securities (MBS) and Treasuries as well as reinvested portfolio paydowns, increasing their balance sheet from $3.1 to $4.2 trillion. Additionally, the federal funds rate was maintained in a range of 0.00% to 0.25%. By holding interest rates low, corporate and consumer debt service costs were reduced, and investor appetite for higher-yielding, non-government securities was strong. Easy monetary policy also acted as a counter to fiscal spending restraints and tax increases.
Annual Shareholder Report

With the housing market recovery well underway and a marked decline in the unemployment rate to 6.7%, the Fed announced reductions of QE purchases which commenced at the outset of 2014. Total monthly MBS and Treasury security purchases were reduced from $85 billion to $65 billion per month. Additional policy progress was made through a bipartisan agreement to avert government shutdowns for two years. The federal budget was stabilized through a reduction in sequestration mandated spending cuts to defense and domestic outlays. Growth in gross domestic product gained momentum during the reporting period averaging 3% over the final three quarters of calendar year 2013.
Generally speaking, spread sectors posted strong performance relative to Treasuries led by high-yield and corporate debt. Commercial mortgages also performed well as the economic recovery supported higher valuations. Led by massive Fed purchases, residential agency MBS outperformed similar duration Treasuries, most notably for higher coupon MBS as lower coupons lagged. Agency debt slightly outperformed as incremental income was modest compared to similar duration Treasury debt. Treasury yields increased led by longer maturities. Two- and ten-year yields spiked 8 and 77 basis points to 0.32% and 2.65%, respectively.4
DURATION
Portfolio interest rate sensitivity was consistently below that of the Blended Index based on an expectation for rising Treasury yields and lower bond prices. Performance was positively impacted by this strategy as interest rates increased during the reporting period. A portion of this beneficial strategy utilized derivatives, specifically Treasury futures.5 Treasury futures were sold as part of a policy which lowered the portfolio's effective duration relative to that of the Blended Index.
Sector Allocation
Treasury and agency MBS securities were underweighted in favor of private- and agency-issued commercial MBS as well as non-agency residential MBS.6 Commercial mortgage yield spreads contracted during the reporting period, resulting in strong sector performance. Similarly, the non-agency MBS sector performed well with returns topping their agency counterparts, particularly for lower-quality issues. Overall, sector allocation proved beneficial to Fund performance.
Annual Shareholder Report

SECURITY SELECTIon
The increase in market yields produced a dramatic change in prepayment risk as 30-year mortgage rates soared from a low of 3.35% in May 2013 to over 4.50% just three months later. For lower coupon MBS, investor concern moved quickly from prepayments to extension risk as durations lengthened. Premiums paid for prepayment-protected securities declined as yields spiked and emphasis turned to average life stability. While portfolio structure was altered to reflect the changed market, some detrimental price declines were absorbed.
The universe of non-agency residential MBS mostly consists of older, seasoned “legacy” securities. These older cohorts performed well as improving home valuations and falling delinquency rates proved beneficial. However, a portion of the Fund's non-agency exposure consisted of high-quality, “AAA”-rated MBS issued in 2012-2013. While collateral performance was excellent, higher mortgage rates reduced prepayment rates and extended security average lives. Average life extension was accompanied by wider spreads resulting in price depreciation despite strong credit performance. Overall, security selection detracted from Fund performance.
1	The Barclays Mortgage-Backed Securities Index and Barclays Government Index returned 0.64% and -0.80%, respectively. The Fund's broad-based securities market index is the Bank of America Merrill Lynch 5-Year Treasury Index (BAML5T), which had a total return of -0.93% for the reporting period. The Blended Index is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests. Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index and the BAML5T.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LGUSGFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Income Securities, Inc. from February 29, 2004 to February 28, 2014, compared to the Bank of America Merrill Lynch 5-Year Treasury Index (BAML5T),2 a broad-based securities market index, the Lipper General U.S. Government Funds Average (LGUSGFA),3 an average of funds with similar investment objectives, and a custom blended index (Blended Index)2 comprised of 60% Barclays Mortgage-Backed Securities Index (BMBS) and 40% Barclays Government Index (BG). The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of February 28, 2014
■	Total returns shown for the A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
■	Total returns shown for the F Shares include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge, as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended February 28, 2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-5.12%	2.38%	2.96%
Class B Shares	-6.80%	2.18%	2.81%
Class C Shares	-2.43%	2.53%	2.64%
Class F Shares	-2.62%	3.12%	3.33%
BAML5T	-0.93%	3.43%	4.17%
LGUSGFA	-1.54%	3.49%	3.53%
Blended Index	0.06%	3.62%	4.44%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and a contingent deferred sales charge of 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML5T, Blended Index and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BAML5T is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BMBS is s an unmanaged index comprised of all fixed-income securities backed by mortgage pools of GNMA, FNMA and the FHLMC, including GNMA graduated payment mortgages. The BG is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	49.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	23.8%
U.S. Treasury Securities	9.9%
U.S. Government Agency Securities	6.2%
Non-Agency Mortgage-Backed Securities	4.6%
Non-Agency Commercial Mortgage-Backed Securities	5.5%
Derivative Contracts[2,3]	(0.0)%
Dollar-Roll Collateral[4]	4.4%
Securities Lending Collateral[5]	3.8%
Repurchase Agreements—Cash	0.5%
Other Assets and Liabilities—Net[6]	(8.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
5	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
February 28, 2014
Principal Amount			Value
		U.S. TREASURY—9.9%
		U.S. Treasury Bonds—3.6%
$1,000,000		3.750%, 8/15/2041	$1,036,225
3,750,000		4.375%, 5/15/2040	4,316,409
3,250,000		6.000%, 2/15/2026	4,289,716
		TOTAL	9,642,350
		U.S. Treasury Notes—6.3%
5,000,000	[1]	0.250%, 1/31/2015	5,004,610
5,000,000	[1]	0.875%, 12/31/2016	5,033,171
4,500,000		2.000%, 2/15/2023	4,307,528
2,639,525		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	2,729,021
		TOTAL	17,074,330
		TOTAL U.S. TREASURY (IDENTIFIED COST $25,857,003)	26,716,680
		GOVERNMENT AGENCIES—6.2%
		Federal Home Loan Mortgage Corporation—6.2%
7,000,000		2.375%, 1/13/2022	6,883,038
7,000,000		3.000%, 7/28/2014	7,080,975
2,500,000		5.625%, 11/23/2035	2,672,932
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,439,870)	16,636,945
		MORTGAGE-BACKED SECURITIES—49.1%
		Federal Home Loan Mortgage Corporation—21.7%
4,902,066		3.000%, 8/1/2043	4,755,149
10,405,372		3.500%, 4/1/2042 - 9/1/2043	10,537,858
6,981,020		4.000%, 12/1/2041 - 1/1/2042	7,305,529
12,448,459		4.500%, 4/1/2024 - 4/1/2041	13,349,437
8,671,354		5.000%, 7/1/2019 - 7/1/2040	9,475,771
6,281,145		5.500%, 4/1/2021 - 11/1/2037	6,956,898
522,738		6.000%, 4/1/2036	579,116
4,277,064		7.000%, 9/1/2030 - 4/1/2032	5,009,804
51,967		7.500%, 3/1/2014 - 12/1/2015	53,919
173,773		8.000%, 2/1/2031	209,794
		TOTAL	58,233,275
		Federal National Mortgage Association—25.8%
9,602,177		3.500%, 4/1/2026 - 8/1/2043	9,955,847
20,463,832	[2]	4.000%, 2/1/2041 - 3/1/2044	21,468,828
Annual Shareholder Report

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$14,675,923		4.500%, 12/1/2019 - 12/1/2041	$15,756,355
8,104,160	[2]	5.000%, 12/1/2023 - 2/25/2039	8,876,441
5,365,086		5.500%, 9/1/2034 - 4/1/2036	5,938,222
5,600,445		6.000%, 5/1/2016 - 11/1/2037	6,230,203
275,665		7.000%, 1/1/2031 - 3/1/2032	320,985
620,449		7.500%, 7/1/2028 - 2/1/2030	725,416
118,239		8.000%, 2/1/2030 - 1/1/2031	142,542
		TOTAL	69,414,839
		Government National Mortgage Association—1.6%
3,697,764		3.500%, 12/15/2040	3,812,741
64,908		5.500%, 5/20/2018	69,077
13,938		6.000%, 12/15/2016 - 5/15/2024	15,113
7,127		6.500%, 5/20/2016	7,430
106,946		7.000%, 4/20/2016 - 10/15/2028	124,956
118,227		7.500%, 7/15/2029 - 1/15/2031	139,947
14,912		8.000%, 6/15/2017	16,178
76,849		8.500%, 12/15/2029 - 2/15/2030	93,757
68,502		10.500%, 3/15/2016	73,117
42,768		11.000%, 9/15/2015 - 10/15/2019	47,945
16,954		12.000%, 9/15/2014 - 1/15/2016	17,804
5,283		12.500%, 7/15/2014 - 4/15/2015	5,492
1,002		13.000%, 11/15/2014	1,028
		TOTAL	4,424,585
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $125,445,394)	132,072,699
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.9%
		Federal Home Loan Mortgage Corporation—0.3%
925,196		REMIC 3331 FC, 0.585%, 6/15/2037	927,294
		Non-Agency Mortgage-Backed Securities—4.6%
582,693		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	509,840
1,944,009	[3,4]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,917,709
3,433,477	[3,4]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,203,150
932,489		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	920,281
1,380,208		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,293,399
89,682		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	88,095
325,412		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	329,254
907,559		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	916,633
Annual Shareholder Report

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,204,721		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	$1,205,043
2,199,618		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,957,095
		TOTAL	12,340,499
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,859,989)	13,267,793
		COMMERCIAL MORTGAGE-BACKED SECURITIES—29.3%
		Agency Commercial Mortgage-Backed Securities—23.8%
3,663,032		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	3,713,866
4,140,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	4,264,538
5,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,731,287
4,000,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	4,141,737
3,853,583		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	4,091,650
5,900,925		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	5,908,862
5,986,808		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	6,019,211
3,905,746		FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	4,009,206
8,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	8,309,211
3,800,000	[3,4]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	3,611,840
4,250,000	[3,4]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	4,236,123
6,000,000	[3,4]	FREMF Mortgage Trust 2013-K713, 3.165%, 4/25/2046	5,819,394
4,114,902		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	4,137,567
		TOTAL	63,994,492
		Non-Agency Commercial Mortgage-Backed Securities—5.5%
3,494,140	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,593,962
3,212,606	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,386,485
2,451,659	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,514,484
3,000,000	[3,4]	JPMorgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	3,136,292
2,000,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	2,089,242
		TOTAL	14,720,465
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $77,844,130)	78,714,957
Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—8.7%
$1,359,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 2/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,000,023,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,110,316.	$1,359,000
10,256,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 2/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,000,023,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,110,316 (purchased with proceeds from securities lending collateral).	10,256,000
11,793,000	[5,6]	Interest in $160,000,000 joint repurchase agreement 0.07%, dated 2/13/2014 under which RBC Capital Markets, LLC will repurchase a security provided as collateral for $160,008,711 on 3/13/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security maturing on 11/20/2042 and the market value of that underlying security was $163,205,712.	11,793,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	23,408,000
		TOTAL INVESTMENTS—108.1% (IDENTIFIED COST $282,854,386)[7]	290,817,074
		OTHER ASSETS AND LIABILITIES - NET—(8.1)%[8]	(21,894,942)
		TOTAL NET ASSETS—100%	$268,922,132
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
9U.S. Treasury Long Bond Short Futures	10	$1,330,625	June 2014	$(14,788)
9U.S. Treasury Note 10-Year Short Futures	40	$4,981,250	June 2014	$(19,153)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(33,941)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities–Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $33,508,681, which represented 12.5% of total net assets.
Annual Shareholder Report

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $33,508,681, which represented 12.5% of total net assets.
5	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $282,597,914.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Trust's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$26,716,680	$—	$26,716,680
Government Agencies	—	16,636,945	—	16,636,945
Mortgage-Backed Securities	—	132,072,699	—	132,072,699
Collateralized Mortgage Obligations	—	13,267,793	—	13,267,793
Commercial Mortgage-Backed Securities	—	78,714,957	—	78,714,957
Repurchase Agreements	—	23,408,000	—	23,408,000
TOTAL SECURITIES	$—	$290,817,074	$—	$290,817,074
OTHER FINANCIAL INSTRUMENTS*	$(33,941)	$—	$—	$(33,941)
*	Other financial instruments include futures contracts.
Annual Shareholder Report

The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.23	$9.24	$8.97	$8.95	$8.79
Income From Investment Operations:
Net investment income	0.19[1]	0.20[1]	0.24[1]	0.25[1]	0.30[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)	0.02	0.30	0.04	0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.07)	0.22	0.54	0.29	0.49
Less Distributions:
Distributions from net investment income	(0.21)	(0.23)	(0.27)	(0.27)	(0.33)
Net Asset Value, End of Period	$8.95	$9.23	$9.24	$8.97	$8.95
Total Return[2]	(0.70)%	2.39%	6.08%	3.28%	5.69%
Ratios to Average Net Assets:
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.11%	2.16%	2.62%	2.81%	3.34%
Expense waiver/reimbursement[3]	0.17%	0.13%	0.13%	0.13%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,612	$80,548	$85,522	$85,368	$80,867
Portfolio turnover	89%	98%	151%	116%	175%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	32%	53%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.20	$9.21	$8.95	$8.92	$8.76
Income From Investment Operations:
Net investment income	0.12[1]	0.13[1]	0.17[1]	0.19[1]	0.23[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)	0.02	0.29	0.04	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.15	0.46	0.23	0.43
Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.20)	(0.20)	(0.27)
Net Asset Value, End of Period	$8.92	$9.20	$9.21	$8.95	$8.92
Total Return[2]	(1.47)%	1.62%	5.18%	2.61%	4.91%
Ratios to Average Net Assets:
Net expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	1.35%	1.41%	1.88%	2.05%	2.58%
Expense waiver/reimbursement[3]	0.16%	0.12%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,351	$7,827	$10,324	$15,820	$26,046
Portfolio turnover	89%	98%	151%	116%	175%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	32%	53%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.23	$9.24	$8.98	$8.95	$8.79
Income From Investment Operations:
Net investment income	0.12[1]	0.13[1]	0.17[1]	0.19[1]	0.23[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)	0.02	0.29	0.04	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.15	0.46	0.23	0.43
Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.20)	(0.20)	(0.27)
Net Asset Value, End of Period	$8.95	$9.23	$9.24	$8.98	$8.95
Total Return[2]	(1.46)%	1.61%	5.16%	2.61%	4.89%
Ratios to Average Net Assets:
Net expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	1.35%	1.41%	1.86%	2.05%	2.58%
Expense waiver/reimbursement[3]	0.16%	0.12%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,872	$15,336	$18,466	$17,693	$23,286
Portfolio turnover	89%	98%	151%	116%	175%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	32%	53%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.21	$9.22	$8.96	$8.93	$8.77
Income From Investment Operations:
Net investment income	0.19[1]	0.20[1]	0.24[1]	0.25[1]	0.30[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)	0.02	0.29	0.05	0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.07)	0.22	0.53	0.30	0.49
Less Distributions:
Distributions from net investment income	(0.21)	(0.23)	(0.27)	(0.27)	(0.33)
Net Asset Value, End of Period	$8.93	$9.21	$9.22	$8.96	$8.93
Total Return[2]	(0.70)%	2.40%	5.98%	3.40%	5.70%
Ratios to Average Net Assets:
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.12%	2.16%	2.62%	2.81%	3.34%
Expense waiver/reimbursement[3]	0.16%	0.12%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,088	$264,110	$291,790	$304,990	$333,922
Portfolio turnover	89%	98%	151%	116%	175%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	32%	53%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2014
Assets:
Total investment in securities, at value including $10,037,781 of securities loaned (identified cost $282,854,386)		$290,817,074
Restricted cash (Note 2)		84,000
Income receivable		798,094
Receivable for shares sold		108,594
Receivable for daily variation margin		9,375
TOTAL ASSETS		291,817,137
Liabilities:
Payable for investments purchased	$11,792,917
Payable for shares redeemed	475,282
Bank overdraft	9,162
Payable for collateral due to broker for securities lending	10,256,000
Income distribution payable	180,879
Payable to adviser (Note 5)	176
Payable for distribution services fee (Note 5)	8,255
Payable for shareholder services fee (Note 5)	55,660
Accrued expenses (Note 5)	116,674
TOTAL LIABILITIES		22,895,005
Net assets for 30,099,610 shares outstanding		$268,922,132
Net Assets Consist of:
Paid-in capital		$276,751,338
Net unrealized appreciation of investments and futures contracts		7,928,747
Accumulated net realized loss on investments and futures contracts		(15,767,987)
Undistributed net investment income		10,034
TOTAL NET ASSETS		$268,922,132
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($49,611,766 ÷ 5,543,945 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.95
Offering price per share (100/95.50 of $8.95)	$9.37
Redemption proceeds per share	$8.95
Class B Shares:
Net asset value per share ($4,350,701 ÷ 487,621 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.92
Offering price per share	$8.92
Redemption proceeds per share (94.50/100 of $8.92)	$8.43
Class C Shares:
Net asset value per share ($9,872,018 ÷ 1,102,435 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.95
Offering price per share	$8.95
Redemption proceeds per share (99.00/100 of $8.95)	$8.86
Class F Shares:
Net asset value per share ($205,087,647 ÷ 22,965,609 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.93
Offering price per share (100/99.00 of $8.93)	$9.02
Redemption proceeds per share (99.00/100 of $8.93)	$8.84
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended February 28, 2014
Investment Income:
Interest (including income on securities loaned of $16,790)			$9,617,398
Expenses:
Investment adviser fee (Note 5)		$1,855,444
Administrative fee (Note 5)		241,395
Custodian fees		27,271
Transfer agent fee		349,169
Directors'/Trustees' fees (Note 5)		7,791
Auditing fees		25,451
Legal fees		9,594
Portfolio accounting fees		158,898
Distribution services fee (Note 5)		134,333
Shareholder services fee (Note 5)		751,419
Account administration fee (Note 2)		598
Share registration costs		60,795
Printing and postage		47,981
Insurance premiums (Note 5)		4,691
Taxes		25,867
Miscellaneous (Note 5)		11,362
TOTAL EXPENSES		3,712,059
Waiver and Reimbursement (Note 5):
Waiver of investment adviser fee	$(491,253)
Reimbursement of shareholder services fee	(8,425)
TOTAL WAIVER AND REIMBURSEMENT		(499,678)
Net expenses			3,212,381
Net investment income			6,405,017
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,383,235)
Net realized gain on futures contracts			238,736
Net change in unrealized appreciation of investments			(8,990,680)
Net change in unrealized depreciation of futures contracts			96,016
Net realized and unrealized loss on investments and futures contracts			(10,039,163)
Change in net assets resulting from operations			$(3,634,146)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended February 28	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,405,017	$8,201,982
Net realized gain (loss) on investments and futures contracts	(1,144,499)	1,522,102
Net change in unrealized appreciation/depreciation of investments and futures contracts	(8,894,664)	(653,134)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,634,146)	9,070,950
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,404,215)	(1,998,628)
Class B Shares	(89,948)	(153,619)
Class C Shares	(190,019)	(290,872)
Class F Shares	(5,435,522)	(6,956,694)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,119,704)	(9,399,813)
Share Transactions:
Proceeds from sale of shares	8,680,577	32,854,173
Net asset value of shares issued to shareholders in payment of distributions declared	4,607,926	6,015,395
Cost of shares redeemed	(101,433,336)	(76,821,934)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,144,833)	(37,952,366)
Change in net assets	(98,898,683)	(38,281,229)
Net Assets:
Beginning of period	367,820,815	406,102,044
End of period (including undistributed (distributions in excess of) net investment income of $10,034 and $(58,218), respectively)	$268,922,132	$367,820,815
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
February 28, 2014
1. ORGANIZATION
Federated Government Income Securities, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended February 28, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$296
Class F Shares	302
TOTAL	$598
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and manage duration to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
Annual Shareholder Report

market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $199,279 and $5,190,373, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(33,941)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$238,736

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$96,016
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Annual Shareholder Report

Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of February 28, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$10,037,781	$10,256,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended February 28	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	628,114	$5,657,575	2,325,114	$21,670,396
Shares issued to shareholders in payment of distributions declared	130,748	1,176,786	182,384	1,693,448
Shares redeemed	(3,942,677)	(35,478,897)	(3,036,098)	(28,196,537)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,183,815)	$(28,644,536)	(528,600)	$(4,832,693)

Year Ended February 28	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	19,910	$179,377	131,159	$1,215,218
Shares issued to shareholders in payment of distributions declared	9,266	83,056	14,543	134,657
Shares redeemed	(392,223)	(3,518,288)	(415,834)	(3,847,038)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(363,047)	$(3,255,855)	(270,132)	$(2,497,163)
Annual Shareholder Report

Year Ended February 28	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	121,468	$1,094,964	357,071	$3,316,407
Shares issued to shareholders in payment of distributions declared	16,610	149,419	24,660	229,178
Shares redeemed	(696,454)	(6,261,615)	(718,497)	(6,681,221)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(558,376)	$(5,017,232)	(336,766)	$(3,135,636)

Year Ended February 28	2014		2013
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	193,591	$1,748,661	717,238	$6,652,152
Shares issued to shareholders in payment of distributions declared	356,773	3,198,665	427,064	3,958,112
Shares redeemed	(6,259,720)	(56,174,536)	(4,109,430)	(38,097,138)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(5,709,356)	$(51,227,210)	(2,965,128)	$(27,486,874)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,814,594)	$(88,144,833)	(4,100,626)	$(37,952,366)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dollar-roll transactions and discount accretion/premium amortization on debt securities.
For the year ended February 28, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$782,939	$(782,939)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$7,119,704	$9,399,813
Annual Shareholder Report

As of February 28, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$10,034
Net unrealized appreciation	$8,219,160
Capital loss carryforwards and deferrals	$(16,058,400)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for principal loss adjustments, discount accretion/premium amortization on debt securities and on dollar-roll adjustments.
At February 28, 2014, the cost of investments for federal tax purposes was $282,597,914. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,219,160. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,833,543 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,614,383.
At February 28, 2014, the Fund had a capital loss carryforward of $15,554,492 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,193,266	$—	$2,193,266
2015	$5,903,527	NA	$5,903,527
2016	$1,538,958	NA	$1,538,958
2018	$5,918,741	NA	$5,918,741
As of February 28, 2014, for federal income tax purposes, the Fund had $503,908 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2014, the Adviser voluntarily waived $491,253 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$43,316
Class C Shares	91,017
TOTAL	$134,333
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended February 28, 2014, FSC retained $28,984 of fees paid by the Fund. For the year ended February 28, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended February 28, 2014, FSC retained $2,011 in sales charges from the sale of Class A Shares. FSC also retained $12,176 of CDSC relating to redemptions of Class B Shares, $2,012 relating to redemptions of Class C Shares and $23,040 relating to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended February 28, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$150,317	$(4,948)
Class B Shares	14,439	—
Class C Shares	30,339	—
Class F Shares	556,324	(3,477)
TOTAL	$751,419	$(8,425)
For the year ended February 28, 2014, FSSC received $23,115 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers/or and reimbursements) will not exceed 0.99%, 1.75%, 1.75% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 28, 2014, were as follows:
Purchases	$13,726,890
Sales	$19,216,083
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the year ended February 28, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the year ended February 28, 2014, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS and board of directors OF Federated Government income securities, inc.:
We have audited the accompanying statement of assets and liabilities of Federated Government Income Securities, Inc. (the “Fund”), including the portfolio of investments, as of February 28, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Income Securities, Inc. at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
April 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,023.80	$4.97
Class B Shares	$1,000	$1,020.00	$8.76
Class C Shares	$1,000	$1,019.90	$8.76
Class F Shares	$1,000	$1,023.80	$4.97
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$4.96
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75
Class F Shares	$1,000	$1,019.89	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	0.99%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Government Income Securities, Inc. (the “Corporation”) was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 33,483,654.002 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	23,473,436.135	766,478.270
Maureen Lally-Green	23,145,147.491	1,094,766.914
Thomas M. O'Neill	23,468,203.200	771,711.205
P. Jerome Richey	23,479,814.299	760,100.106
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Director
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: September 1981	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: August 2005 Portfolio Manager since: February 2003	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. He is Vice President of the Trust with respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Government Income Securities, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Income Securities, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313912206
CUSIP 313912305
CUSIP 313912404
CUSIP 313912107
G001109-01 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $26,450

Fiscal year ended 2013 - $25,450

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $36

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $122,003

Fiscal year ended 2013 - $130,807

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014